Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Class A ordinary shares
Diluted weighted average shares outstanding	1,949,468	17,250,000	5,324,585	17,250,000	5,907,100	17,250,000
Diluted net loss per ordinary share	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.05)	$ (0.04)	$ (0.01)
Non-redeemable ordinary shares
Diluted weighted average shares outstanding	4,612,500	4,612,500	4,612,500	4,612,500	4,192,636	4,612,500
Diluted net loss per ordinary share	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.05)	$ (0.04)	$ (0.01)